Acquisition and Deconsolidations of Subsidiaries (Details)	Jun. 30, 2024	Jun. 10, 2024	Jun. 07, 2024 USD ($)	Jun. 07, 2024 SGD ($)	Dec. 20, 2023 USD ($)	Dec. 20, 2023 SGD ($)	Aug. 16, 2021	May 18, 2021 USD ($)	May 18, 2021 HKD ($)
Acquisition and Deconsolidations of Subsidiaries [Line Items]
Cash consideration				$ 40,000
License [Member]
Acquisition and Deconsolidations of Subsidiaries [Line Items]
Intangible assets estimated useful life	20 years
MCT [Member]
Acquisition and Deconsolidations of Subsidiaries [Line Items]
Equity interest percentage								53.33%	53.33%
Cash consideration								$ 205,711	$ 1,600,000
MSCT [Member]
Acquisition and Deconsolidations of Subsidiaries [Line Items]
Equity interest percentage							53.33%
CAE [Member]
Acquisition and Deconsolidations of Subsidiaries [Line Items]
Equity interest percentage					100.00%	100.00%
Cash consideration					$ 3,244,145	$ 4,280,000
CAE [Member] | Customer Relationships [Member]
Acquisition and Deconsolidations of Subsidiaries [Line Items]
Intangible assets estimated useful life	2 years
CAE [Member] | Agreement [Member]
Acquisition and Deconsolidations of Subsidiaries [Line Items]
Intangible assets estimated useful life	4 years
CAE [Member] | License [Member]
Acquisition and Deconsolidations of Subsidiaries [Line Items]
Intangible assets estimated useful life	20 years
Shell Infotech [Member]
Acquisition and Deconsolidations of Subsidiaries [Line Items]
Equity interest percentage		100.00%	100.00%	100.00%
Cash consideration			$ 887,836
Shell Infotech [Member] | Customer Relationships [Member]
Acquisition and Deconsolidations of Subsidiaries [Line Items]
Intangible assets estimated useful life	10 years
Shell Infotech Malaysia [Member]
Acquisition and Deconsolidations of Subsidiaries [Line Items]
Equity interest percentage		100.00%
Cash consideration			$ 29,595	$ 1,200,000
Growth Ring Ltd. [Member] | MSCT [Member]
Acquisition and Deconsolidations of Subsidiaries [Line Items]
Equity interest percentage								53.33%	53.33%
MCT [Member] | MSCT [Member]
Acquisition and Deconsolidations of Subsidiaries [Line Items]
Equity interest percentage								46.67%	46.67%